BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
2.13%, 04/20/33
(a)(b)
............... USD 250 $ 243,079
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 2.18%,
04/20/32
(a)(b)
.................... 250 244,232
American Express Credit Account Master Trust,
Series 2021-1, Class A, 0.90%, 11/15/26 . 200 188,453
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 2.29%, 01/28/31
(a)(b)
......... 249 245,533
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (TSFR1M +
1.85%), 3.13%, 05/15/37
(a)(b)
......... 100 98,006
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 2.34%,
10/25/34
(a)(b)
.................... 250 241,688
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... 89 88,837
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 2.13%,
04/20/31
(a)(b)
.................... 250 243,680
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 2.96%, 12/16/36
(a)(b)
80 77,025
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 2.15%, 01/17/35
(a)(b)
......... 250 241,279
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 357 352,991
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 484 484,305
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 2.18%,
07/15/34
(a)(b)
.................... 250 240,862
College Avenue Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 2.52%, 07/26/55
(a)(b)
......... 92 88,877
Ford Credit Auto Owner Trust, Series 2022-B,
Class A4, 3.93%, 08/15/27 .......... 44 44,142
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR30A +
1.90%), 2.69%, 01/19/39 ......... 100 98,053
Series 2022-FL5, Class A, (TSFR1M +
2.30%), 3.20%, 06/19/37 ......... 100 98,161
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 174 150,169
Series 2021-5CS, Class A, 2.31%, 10/20/48 88 76,010
Series 2022-1GS, Class A, 2.70%, 01/20/49 48 42,524
Series 2022-2CS, Class A, 4.00%, 04/20/49 24 23,155
Hyundai Auto Receivables Trust, Series 2021-
C, Class A3, 0.74%, 05/15/26 ........ 80 76,408
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 146 126,045
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 2.11%, 07/15/33
(a)(b)
........ 250 243,178
MF1 Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.35%), 2.14%, 02/19/37
(a)(b)
100 96,152
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 106 91,556
Series 2022-1A, Class A, 2.64%, 01/20/53 97 87,096
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 31 30,036
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 141 130,188
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-GA, Class A, 1.58%, 04/15/70 USD 110 $ 97,158
Series 2022-A, Class A, 2.23%, 07/15/70 . 143 133,099
Series 2022-BA, Class A, 4.16%, 10/15/70 125 124,054
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 125 116,644
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.96%, 10/18/30
(a)(b)
... 250 244,738
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
2.21%, 01/19/37
(a)(b)
............... 250 240,931
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 118,136
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 92,500
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 2.04%, 10/17/31
(a)(b)
......... 250 244,006
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 2.87%,
07/25/51
(a)(b)
.................... 150 147,528
SMB Private Education Loan Trust, Series
2022-B, Class A1B, (SOFR30A + 1.45%),
1.83%, 02/16/55
(a)(b)
............... 200 198,970
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 194 190,533
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 46 45,228
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 78 74,963
Series 2021-B, Class AFX, 1.14%, 02/15/47 132 119,403
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 97 87,421
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A3, 2.93%, 09/15/26 ..... 193 190,499
Total Asset-Backed Securities — 14.7%
(Cost: $7,226,108) .............................. 6,957,531
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Maxar Technologies, Inc., 7.75%, 06/15/27 . 2 1,981
TransDigm, Inc.
8.00%, 12/15/25 ................. 9 9,101
6.25%, 03/15/26 ................. 65 62,644
Triumph Group, Inc., 8.88%, 06/01/24 .... 13 13,096
86,822
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 13 13,454
5.50%, 04/20/26 ................. 40 36,751
United Airlines, Inc., 4.38%, 04/15/26 ..... 40 35,247
85,452
Auto Components — 0.1%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 62,563
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,273
70,836

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks — 11.4%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 $ 100,256
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 173,596
Bank of America Corp.
(a)
(SOFR + 1.46%), 1.49%, 05/19/24 ..... 100 97,725
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 200 185,038
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 190,501
(SOFR + 0.65%), 1.53%, 12/06/25 ..... 240 223,307
Bank of Nova Scotia (The), 0.65%, 07/31/24 250 234,360
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(c)
......... EUR 100 92,646
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 94,476
Citigroup, Inc.
(a)
(SOFR + 1.67%), 1.68%, 05/15/24 ..... USD 50 48,994
(SOFR + 0.53%), 1.28%, 11/03/25 ..... 35 32,497
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 150 145,018
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 85 81,596
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 115 101,671
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 250 250,200
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 178,993
European Investment Bank
(c)
0.50%, 11/15/23 ................. EUR 400 417,331
1.25%, 11/13/26 ................. 270 279,630
Fifth Third Bancorp, (SOFR + 0.69%), 1.71%,
11/01/27
(a)
.................... USD 100 88,716
HSBC Holdings plc
(a)
(SOFR + 0.58%), 1.16%, 11/22/24 ..... 200 190,939
(SOFR + 1.40%), 2.63%, 11/07/25 ..... 200 190,705
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 103,770
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,818
(SOFR + 0.42%), 0.56%, 02/16/25 ..... 200 188,366
(SOFR + 0.49%), 0.77%, 08/09/25 ..... 200 185,494
(SOFR + 1.85%), 2.08%, 04/22/26 ..... 102 95,377
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 99,253
NatWest Group plc
3.88%, 09/12/23 ................. USD 200 199,340
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 200 196,414
NatWest Markets plc, 3.63%, 09/29/22
(b)
... 250 250,280
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 91,290
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 180,480
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 1.75%, 01/06/23
(a)
... 100 99,667
1.25%, 12/13/24 ................. 150 141,537
Truist Financial Corp., (SOFR + 0.61%), 1.27%,
03/02/27
(a)
.................... 150 134,351
5,412,632
Beverages — 0.3%
Pernod Ricard SA, 4.25%, 07/15/22
(b)
.... 150 150,078
Biotechnology — 0.6%
AbbVie, Inc.
1.25%, 06/01/24 ................. EUR 100 102,960
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.60%, 11/21/24 ................. USD 200 $ 193,592
296,552
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,208
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 4 2,570
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 17,100
53,878
Capital Markets — 5.1%
Bank of New York Mellon Corp. (The), Series J,
0.85%, 10/25/24 ................ 310 291,855
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 ................. 100 84,842
4.00%, 01/15/29 ................. 40 32,778
Credit Suisse Group AG, (EUR Swap Annual 1
Year + 0.77%), 0.65%, 01/14/28
(a)(c)
.... EUR 100 87,458
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ..... USD 150 140,168
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(c)
................... EUR 200 188,953
Goldman Sachs Group, Inc. (The)
4.39%, 06/15/27 ................. USD 155 152,937
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 95 86,220
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 70 68,870
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... 200 197,718
(SOFR + 0.56%), 1.16%, 10/21/25 ..... 275 254,780
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 99,405
MSCI, Inc., 3.63%, 09/01/30
(b)
......... USD 7 5,836
Nordic Investment Bank, 0.13%, 06/10/24
(c)
. EUR 500 512,825
S&P Global, Inc., 2.45%, 03/01/27
(b)
..... USD 30 28,080
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 175,016
2,407,741
Chemicals — 1.0%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 43 35,481
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,700
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 345 311,243
1.80%, 09/25/26 ................. EUR 100 98,523
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 9 7,833
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 9,571
474,351
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC, 6.63%, 07/15/26 21 19,270
APX Group, Inc., 6.75%, 02/15/27 ....... 8 7,419
Aramark Services, Inc., 5.00%, 02/01/28 ... 15 13,593
Garda World Security Corp., 4.63%, 02/15/27 5 4,300
GFL Environmental, Inc.
5.13%, 12/15/26 ................. 12 11,476
4.00%, 08/01/28 ................. 7 5,775
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 6 5,028
Nielsen Finance LLC, 5.63%, 10/01/28 .... 20 18,574
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 12 10,039
95,474

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... USD 20 $ 13,050
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 6,920
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 17,499
Nokia OYJ, 4.38%, 06/12/27 .......... 8 7,558
ViaSat, Inc., 5.63%, 04/15/27
(b)
........ 15 12,970
57,997
Consumer Finance — 1.3%
American Express Co.
3.00%, 10/30/24 ................. 120 117,887
2.55%, 03/04/27 ................. 190 177,036
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 97,716
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,895
7.13%, 03/15/26 ................. 12 11,091
SLM Corp., 3.13%, 11/02/26 .......... 7 5,652
Synchrony Financial
4.88%, 06/13/25 ................. 125 123,601
4.50%, 07/23/25 ................. 75 72,969
607,847
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 70,830
Crown Americas LLC, 4.25%, 09/30/26 ... 30 27,675
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,180
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 18,030
127,715
Diversified Financial Services — 2.0%
Asian Development Bank, 0.35%, 07/16/25 . EUR 400 405,344
European Bank for Reconstruction &
Development, 0.00%, 01/10/24 ....... 500 515,216
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... USD 14 12,460
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 2 1,927
7.38%, 09/01/25 ................. 5 4,637
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 13,275
952,859
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 101,981
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 14,156
5.00%, 02/01/28 ................. 19 17,532
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 11,058
Frontier Communications Holdings LLC, 5.88%,
10/15/27
(b)
.................... 22 19,780
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 1 861
4.63%, 09/15/27 ................. 3 2,558
4.25%, 07/01/28 ................. 22 17,627
Lumen Technologies, Inc.
(b)
5.13%, 12/15/26 ................. 54 45,458
4.00%, 02/15/27 ................. 3 2,537
Switch Ltd., 3.75%, 09/15/28
(b)
......... 21 20,772
Verizon Communications, Inc.
0.85%, 11/20/25 ................. 200 181,124
1.45%, 03/20/26 ................. 110 100,611
2.10%, 03/22/28 ................. 195 173,203
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 47,287
756,545
Security
Par (000)
Par (000) Value
Electric Utilities — 1.6%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 $ 99,039
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 175,368
ITC Holdings Corp., 2.70%, 11/15/22 ..... 95 94,643
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 50 50,235
1.88%, 01/15/27 ................. 180 162,345
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,436
NRG Energy, Inc., 5.75%, 01/15/28 ...... 26 23,632
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 57,420
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 100 99,237
774,355
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 15 14,400
Vertiv Group Corp., 4.13%, 11/15/28 ..... 20 16,238
30,638
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 19,801
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 7 5,460
Live Nation Entertainment, Inc.
4.75%, 10/15/27 ................. 13 11,525
3.75%, 01/15/28 ................. 23 19,837
WMG Acquisition Corp., 3.88%, 07/15/30 .. 7 5,821
42,643
Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.
2.40%, 03/15/25 ................. 190 179,556
1.60%, 04/15/26 ................. 330 294,930
0.45%, 01/15/27 ................. EUR 100 91,275
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 6 4,975
Crown Castle International Corp.
3.15%, 07/15/23 ................. 350 346,193
3.20%, 09/01/24 ................. 50 48,968
1.35%, 07/15/25 ................. 70 63,984
1.05%, 07/15/26 ................. 115 99,503
Equinix, Inc.
1.00%, 09/15/25 ................. 200 179,182
0.25%, 03/15/27 ................. EUR 100 90,649
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 11,180
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 87,617
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 17,714
SBA Communications Corp., 3.88%, 02/15/27 17 15,517
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 20 16,448
1,547,691
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,226
5.88%, 02/15/28 ................. 34 31,777
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,607
US Foods, Inc.
6.25%, 04/15/25 ................. 13 12,968
4.75%, 02/15/29 ................. 2 1,748
57,326

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Food Products — 0.1%
(b)
Chobani LLC, 4.63%, 11/15/28 ......... USD 14 $ 11,830
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 37 34,821
46,651
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,834
Hologic, Inc.
(b)
4.63%, 02/01/28 ................. 15 14,036
3.25%, 02/15/29 ................. 7 5,983
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,845
4.25%, 06/01/28
(b)
................ 12 10,843
56,541
Health Care Providers & Services — 1.2%
Centene Corp., 2.45%, 07/15/28 ........ 69 57,549
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 28 25,499
CVS Health Corp., 2.63%, 08/15/24 ...... 145 141,756
Elevance Health, Inc., 3.35%, 12/01/24 ... 95 93,688
Encompass Health Corp., 4.50%, 02/01/28 . 34 29,107
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 90,070
HCA, Inc., 5.25%, 04/15/25 ........... USD 50 50,078
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 19,652
Tenet Healthcare Corp.
(b)
6.25%, 02/01/27 ................. 2 1,841
5.13%, 11/01/27 ................. 54 48,600
557,840
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 6,943
4.38%, 01/15/28 ................. 35 30,601
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,730
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28 ..................... 52 49,443
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 14 14,173
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 8,989
118,879
Household Durables — 0.2%
DR Horton, Inc., 1.30%, 10/15/26 ....... 75 64,790
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 12 9,667
74,457
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 80,971
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... 79 68,380
Metropolitan Life Global Funding I, 2.80%,
03/21/25 ..................... 170 165,388
NFP Corp., 4.88%, 08/15/28 .......... 58 49,675
283,443
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 15 14,141
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... 225 224,518
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 19 17,225
241,743
IT Services — 0.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 12,975
Block, Inc., 2.75%, 06/01/26
(b)
......... 21 18,632
Security
Par (000)
Par (000) Value
IT Services (continued)
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
USD 9 $ 7,965
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 23,873
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 101,142
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 32 26,354
PayPal Holdings, Inc.
2.65%, 10/01/26 ................. 110 104,310
3.90%, 06/01/27 ................. 70 69,753
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,336
384,340
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 28,746
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 103,056
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... USD 17 14,396
146,198
Machinery — 0.0%
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 7,650
Media — 0.2%
(b)
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27 ..................... 55 46,438
Directv Financing LLC, 5.88%, 08/15/27 ... 12 10,237
GCI LLC, 4.75%, 10/15/28 ........... 2 1,733
Radiate Holdco LLC, 4.50%, 09/15/26 .... 18 15,521
Sirius XM Radio, Inc.
5.00%, 08/01/27 ................. 2 1,855
4.00%, 07/15/28 ................. 49 42,385
118,169
Metals & Mining — 0.5%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 56,605
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 24 20,287
3.88%, 08/15/31 ................. 21 16,174
Nucor Corp., 4.30%, 05/23/27 ......... 120 119,545
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 47,296
259,907
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 1,978
4.38%, 01/15/27 ................. 6 5,208
7,186
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 30,552
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 98,869
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 48,848
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 93,782
272,051
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., 2.50%, 01/15/25 ........ USD 25 24,055
Eni SpA, 1.00%, 03/14/25
(c)
........... EUR 100 101,682
125,737
Pharmaceuticals — 0.1%
(b)
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27 ..................... USD 33 31,064
P&L Development LLC, 7.75%, 11/15/25 ... 8 5,600
36,664
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,084
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,930
17,014

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... USD 16 $ 14,860
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
19 15,912
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 11 8,342
Vonovia SE, 1.38%, 01/28/26
(c)
........ EUR 100 97,083
136,197
Road & Rail — 0.3%
Ryder System, Inc., 3.75%, 06/09/23 ..... USD 110 109,721
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
. 25 23,121
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 11,935
144,777
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp., 3.13%, 01/15/25 ...... 5 4,921
NXP BV
4.88%, 03/01/24 ................. 150 151,575
2.70%, 05/01/25 ................. 330 313,533
3.88%, 06/18/26 ................. 70 67,484
537,513
Software — 1.8%
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 8 7,700
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 39 32,585
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,184
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,630
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 5,574
Open Text Corp., 3.88%, 02/15/28
(b)
..... 24 21,346
Oracle Corp.
2.50%, 10/15/22 ................. 147 146,685
1.65%, 03/25/26 ................. 240 214,982
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 17,170
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 23,314
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 4 3,002
VMware, Inc.
0.60%, 08/15/23 ................. 120 115,976
1.40%, 08/15/26 ................. 155 137,130
Workday, Inc., 3.50%, 04/01/27 ........ 80 76,504
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 15,078
838,860
Specialty Retail — 0.7%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 5,015
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 53,135
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 60 57,740
3.10%, 05/03/27 ................. 180 171,422
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 13 10,569
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 36,750
334,631
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 17 12,574
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,110
25,684
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,261
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 8,954
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,602
23,817
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.5%
Air Lease Corp., 1.88%, 08/15/26 ....... USD 35 $ 30,239
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 127,454
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 12,781
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 19,855
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 23,736
214,065
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 137,534
Sprint Corp., 7.63%, 03/01/26 ......... 38 40,038
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 110 99,390
2.63%, 04/15/26 ................. 41 37,207
3.38%, 04/15/29 ................. 2 1,750
315,919
Total Corporate Bonds — 41.3%
(Cost: $21,235,095) .............................. 19,530,278
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 99,027
Germany — 0.8%
(c)
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28 ...................... 200 189,249
Landwirtschaftliche Rentenbank, 0.00%
,
09/22/27 ...................... 200 192,274
381,523
Total Foreign Agency Obligations — 1.0%
(Cost: $557,407) ................................ 480,550
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 47 45,181
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 97 93,480
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 89 80,044
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 88 80,410
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 77 73,648
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 189 171,100
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 108 92,203
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 100 91,766
727,832
Commercial Mortgage-Backed Securities — 6.1%
AREIT 2022-CRE7 LLC, Series 2022-CRE7,
Class A, (TSFR1M + 2.24%), 3.24%,
06/17/39
(a)(b)
.................... 100 99,335
Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
... 150 144,715
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 191,451
BANK, Series 2022-BNK42, Class A5, 4.49%,
06/15/55
(a)
..................... 70 71,068

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A3, 2.68%, 10/10/49 USD 97 $ 90,850
Series 2018-C5, Class A4, 4.23%,
06/10/51
(a)
................... 150 148,323
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 175 174,790
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 195,205
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 196,534
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 123,981
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5, 3.58%, 03/17/49 191 186,341
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 2.08%, 06/15/38
(a)
.. 200 189,959
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 92,072
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a)(b)
............. 250 240,844
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 134,458
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 175,613
Park Avenue Trust, Series 2017-245P, Class A,
3.51%, 06/05/37
(b)
................ 140 130,634
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR30A + 1.65%),
2.60%, 01/25/37
(a)(b)
............... 60 57,900
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 84,822
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (TSFR1M +
2.19%), 3.46%, 05/15/37
(a)(b)
......... 100 97,264
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 48,760
2,874,919
Total Non-Agency Mortgage-Backed Securities — 7.6%
(Cost: $3,889,254) .............................. 3,602,751
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.4%
Government National Mortgage Association
2.50%, 10/20/51 ................. 210 192,055
3.00%, 10/20/51 ................. 1,040 981,395
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 188 170,871
3.00%, 11/01/51 ................. 255 242,545
3.00%, 07/25/52
(d)
................ 300 279,352
3.50%, 11/01/51 ................. 956 943,279
4.00%, 07/25/52 - 08/25/52
(d)
......... 720 709,129
Total U.S. Government Sponsored Agency Securities — 7.4%
(Cost: $3,776,653) .............................. 3,518,626
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41 .... USD 610 $ 464,005
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/27
(a)
................ 1,085 1,068,640
U.S. Treasury Notes
0.13%, 10/31/22 - 05/15/23 .......... 2,203 2,178,680
0.63%, 10/15/24 ................. 2,100 1,989,668
0.75%, 11/15/24 ................. 670 635,296
1.75%, 03/15/25 ................. 2,020 1,952,851
2.75%, 05/15/25 ................. 1,050 1,041,961
2.88%, 06/15/25 ................. 2,200 2,191,234
Total U.S. Treasury Obligations — 24.4%
(Cost: $11,817,308) .............................. 11,522,335
Total Long-Term Investments — 96.4%
(Cost: $48,501,825) .............................. 45,612,071
Short-Term Securities
Commercial Paper
Commonwealth Bank of Australia, (SOFR +
0.45%), 1.96%
,
02/21/23
(a)
.......... 250 249,953
Viatris, Inc., 3.01%
,
07/22/22
(e)
.......... 250 249,669
Total Commercial Paper — 1.0%
(Cost: $499,563) ................................ 499,622
Shares
Shares
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(f)(g)
................. 701,543 701,543
Total Money Market Funds — 1.5%
(Cost: $701,543) ................................ 701,543
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Bills, 2.08%, 05/18/23
(e)
..... 1,400 1,367,614
Total U.S. Treasury Obligations — 2.9%
(Cost: $1,374,565) .............................. 1,367,614
Total Short-Term Securities — 5.4%
(Cost: $2,575,671) .............................. 2,568,779
Total Investments Before TBA Sale Commitments — 101.8%
(Cost: $51,077,496 ) .............................. 48,180,850
TBA Sale Commitments
Mortgage-Backed Securities — (1.1)%
Uniform Mortgage-Backed Securities
(d)
3.00% ,  07/25/52 ................. (300) (279,352)
4.00% ,  07/25/52 ................. (260) (256,379)
Total TBA Sale Commitments — (1.1)%
(Proceeds: $(538,890)) ........................... (535,731)
Total Investments Net of TBA Sale Commitments — 100.7%
(Cost: $50,538,606 ) .............................. 47,645,119
Liabilities in Excess of Other Assets — (0.7)% ............ (330,319)
Net Assets — 100.0% .............................. $ 47,314,800

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b)
.. $ — $ 701,543 $ — $ — $ — $ 701,543 701,543 $ 2,313 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 88 09/30/22 $ 18,464 $ (71,961)
Short Contracts
Euro-Bobl ............................................................... 18 09/08/22 2,343 10,133
Euro-Bund .............................................................. 1 09/08/22 156 2,381
Euro-Schatz ............................................................. 11 09/08/22 1,258 1,298
U.S. Treasury 10 Year Note ................................................... 7 09/21/22 828 (9,260)
U.S. Treasury 10 Year Ultra Note ............................................... 10 09/21/22 1,270 6,823
U.S. Treasury Long Bond .................................................... 3 09/21/22 414 3,408
U.S. Treasury Ultra Bond .................................................... 3 09/21/22 459 10,977
U.S. Treasury 5 Year Note .................................................... 60 09/30/22 6,727 (17,195)
8,565
$ (63,396)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,978,556 EUR 4,701,000 BNP Paribas SA 09/21/22 $ 23,832
EUR 65,829 USD 69,743 Bank of America NA 09/21/22 (361)
$ 23,471
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 2.95% Annual 10/05/22
(a)
06/30/24 USD 1,025 $ (3,170) $ — $ (3,170)
2.78% Annual 1 day SOFR Annual 10/05/22
(a)
11/30/26 USD 1,025 1,711 — 1,711
$ (1,459) $ — $ (1,459)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09%

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 45,612,071 $ — $ 45,612,071
Short-Term Securities
Commercial Paper ....................................... — 499,622 — 499,622
Money Market Funds ...................................... 701,543 — — 701,543
U.S. Treasury Obligations ................................... — 1,367,614 — 1,367,614
Liabilities
Investments
TBA Sale Commitments .................................... — (535,731) — (535,731)
$ 701,543 $ 46,943,576 $ — $ 47,645,119
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 23,832 $ — $ 23,832
Interest rate contracts ....................................... 35,020 1,711 — 36,731
Liabilities
Foreign currency exchange contracts ............................ — (361) — (361)
Interest rate contracts ....................................... (98,416) (3,170) — (101,586)
$ (63,396) $ 22,012 $ — $ (41,384)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.